BRIGHTHOUSE FUNDS TRUST I	SUMMARY PROSPECTUS April 29, 2022

American Funds® Growth Portfolio

Class C Shares

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus, reports to shareholders, and other information about the Portfolio (including the documents listed below) online at ww/w.brighthousefinancial.com/products/fund-resources/. You can also get this information at no cost by calling 1-800-882-1292 or by sending an e-mail request to RCG@/brighthouse/financial.com/. The Portfolio’s Prospectus and Statement of Additional Information, both dated April 29, 2022, as supplemented from time to time, and the Portfolio’s financial statements for the year ended December 31, 2021, including the notes to the financial statements, the financial highlights and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Portfolio, dated December 31, 2021, are all incorporated by reference into this Summary Prospectus. The summary prospectus for the Growth Fund, the investment company in which the Portfolio invests, is delivered together with this Summary Prospectus. The prospectus and statement of additional information of the Growth Fund may be obtained by calling 1-800-882-1292 or by sending an e-mail request to RCG@brighthousefinancial.com. This Summary Prospectus is intended for individuals who have purchased Contracts (as defined below) from insurance companies, including insurance companies affiliated with Brighthouse Investment Advisers, LLC, and is not intended for use by other investors.

Investment Objective

To achieve growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

Class C
Management Fee[2]	0.31%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses	0.04%

Total Annual Portfolio Operating Expenses	0.90%

1	The information in this table reflects the expenses of both the Portfolio and the Growth Fund, the underlying fund in which the Portfolio invests.

2	The amount reflects the management fee paid by the Growth Fund. The Portfolio does not charge a management fee, but indirectly bears the management fee paid by the Growth Fund.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The amounts shown include the expenses of both the Portfolio and the Growth Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class C	$92	$287	$498	$1,108

Portfolio Turnover

The Portfolio, which operates as a feeder fund, does not pay transaction costs when it buys and sells shares of the Growth Fund (or “turns over” its portfolio). The Growth Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Growth Fund and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio. (The portfolio turnover rate of the Growth Fund, in which the Portfolio invests, was 25% of the average value of its portfolio.)

Principal Investment Strategies

The Portfolio operates as a “feeder fund” which means that it does not buy investment securities directly. Instead, the Portfolio invests in a “master fund,” the Growth Fund, a fund of the American Funds Insurance Series®, which in turn purchases investment securities. The Portfolio has essentially the same investment objectives and limitations as the Growth Fund. The Growth Fund has other shareholders, each of whom, along with the Portfolio, will pay their proportionate share of the Growth

Fund’s expenses. The Portfolio invests all of its assets in Class 1 shares of the Growth Fund.

The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks of the Growth Fund, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus. The significance of any specific risk to an investment in the Portfolio will vary over time, depending on the composition of the Portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Growth Fund’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, changes in general economic conditions, such as prevailing interest rates or investor sentiment, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID-19 outbreak. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Growth Fund.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category will be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Growth Fund may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social, economic and other developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class C Shares as of December 31 of Each Year

Highest Quarter	2nd – 2020	28.56%
Lowest Quarter	4th – 2018	-14.07%

Average Annual Total Return as of December 31, 2021

	1 Year	5 Years	10 Years
Class C	21.62%	25.06%	19.34%
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)	28.71%	18.48%	16.55%

Management

Adviser.    Brighthouse Investment Advisers, LLC (“BIA”), is the Portfolio’s investment adviser.

Investment Adviser to the Growth Fund.    Capital Research and Management Company (“CRMC”) is the investment adviser to the Growth Fund.

American Funds® Growth Portfolio

Portfolio Managers.    Mark L. Casey, Partner of Capital International Investors (“CII”); Irfan M. Furniturewala, Partner of CII; Anne-Marie Peterson, Partner of Capital World Investors (“CWI”); Andraz Razen, Partner of CWI; Alan J. Wilson, Partner of CWI; and Paul Benjamin, Partner of CWI, have managed the Growth Fund since 2017, 2020, 2018, 2013, 2014, and 2018, respectively. The portfolio managers manage separate segments of the Growth Fund.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of insurance companies, including insurance companies affiliated with BIA, to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies, including insurance companies that are affiliated with the Portfolio and BIA. The Portfolio and its related companies, including BIA, may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other portfolios. The benefits to the insurance companies of offering the Portfolio over other portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

American Funds® Growth Portfolio

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